Other Income	6 Months Ended
Jun. 30, 2024
Disclosure of Other Income [Abstract]
Other Income
7.
OTHER INCOME

	For the six months ended June 30,
	2024	2023
(In thousands)
Interest income	$167	$373
Other income (note i)	1,570	28
	$1,737	$401

Note i: The Company recognized $1.0 million of other income related to a license agreement that the Company determined in the current year to no longer provide negotiation rights to the licensee, and $0.5 million of income for a liability that was extinguished in the current year.